United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/20

Date of Reporting Period: Six months ended 03/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2020
Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Select Total Return Bond Fund
(formerly, Federated Mortgage Fund)
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Select Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2019 through March 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At March 31, 2020, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	48.3%
Agency Risk Transfer Securities	11.4%
U.S. Treasuries	11.1%
Collateralized Mortgage Obligations	7.4%
Asset-Backed Securities	4.4%
Non-Agency Commercial Mortgage-Backed Securities	2.6%
U.S. Government Agency Commercial Mortgage-Backed Securities	0.7%
U.S. Government Agency Adjustable Rate Mortgages	0.3%
Non-Agency Mortgage-Backed Securities	0.2%
Cash Equivalents[2]	12.4%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—48.3%
	Federal Home Loan Mortgage Corporation—34.0%
$4,951,299	2.500%, 1/1/2050	$5,135,222
4,000,000	2.500%, 4/1/2050	4,148,586
3,183,294	3.500%, 10/1/2046	3,392,598
43,529	5.500%, 10/1/2021	44,595
4,800	6.000%, 7/1/2021	4,903
29,456	7.500%, 1/1/2027	33,001
1,490	7.500%, 1/1/2031	1,665
2,435	7.500%, 1/1/2031	2,831
2,230	7.500%, 1/1/2031	2,603
68,316	7.500%, 2/1/2031	79,906
29,008	7.500%, 2/1/2031	33,857
	TOTAL	12,879,767
	Federal National Mortgage Association—13.8%
4,636,580	3.000%, 10/1/2046	4,878,320
155	3.500%, 8/1/2020	155
26,686	5.000%, 4/1/2036	29,730
168,092	5.500%, 11/1/2035	190,611
58,267	6.000%, 2/1/2026	64,819
2,922	6.000%, 5/1/2036	3,397
4,012	6.500%, 2/1/2031	4,590
374	6.500%, 4/1/2031	426
4,497	6.500%, 4/1/2031	5,136
1,084	6.500%, 5/1/2030	1,224
6,169	6.500%, 5/1/2031	7,040
5,625	6.500%, 6/1/2031	6,418
487	6.500%, 7/1/2029	553
7,483	6.500%, 7/1/2031	8,603
1,795	6.500%, 8/1/2031	2,027
2,951	7.000%, 2/1/2030	3,378
3,033	7.000%, 4/1/2029	3,474
932	7.000%, 4/1/2029	1,068
5,159	7.000%, 5/1/2029	5,885
2,697	8.000%, 12/1/2026	3,037
	TOTAL	5,219,891
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.5%
$15,892		5.000%, 1/15/2023	$16,266
39,374		5.000%, 7/15/2023	41,013
6,351		7.000%, 10/15/2028	7,189
2,817		7.000%, 12/15/2028	3,145
3,883		7.000%, 2/15/2029	4,312
2,479		7.000%, 6/15/2029	2,822
4,700		8.000%, 10/15/2030	5,442
75,684		8.000%, 11/15/2030	87,716
		TOTAL	167,905
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,592,993)	18,267,563
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
		Federal Home Loan Mortgage Corporation—7.3%
2,803,008	[1]	REMIC, Series 3114, Class PF, 1.104% (1-month USLIBOR +0.400%), 2/15/2036	2,775,445
		Federal National Mortgage Association—0.1%
32,171		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	35,929
		Non-Agency Mortgage-Backed Securities—0.2%
120,120		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	67,750
6,523	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	3,963
		TOTAL	71,713
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,956,322)	2,883,087
	[1]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.0%
16,146		4.340%, 7/1/2035	16,933
		Federal National Mortgage Association ARM—0.3%
50,153		3.800%, 2/1/2036	52,596
60,200		4.097%, 7/1/2034	62,913
		TOTAL	115,509
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $126,325)	132,442
		AGENCY RISK TRANSFER SECURITIES—11.4%
726,195	[1]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.946% (1-month USLIBOR +3.000%), 7/25/2024	660,758
927,790	[1]	FNMA—CAS 2016-C04, Series 2016-C04, Class 1M2, 5.196% (1-month USLIBOR +4.250%), 1/25/2029	890,605
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—continued
$1,000,000	[1]	FHLMC—STACR, Series 2015-DNA, Class M3, 4.846% (1-month USLIBOR +3.900%), 12/25/2027	$980,018
1,000,000	[1]	FHLMC—STACR, Series 2017DNA3, Class M2, 3.446% (1-month USLIBOR +2.500%), 3/25/2030	875,421
946,427		Structured Agency Credit Risk Debt Note, Series 2013-DN2, Class M2, 4.423%, 11/25/2023	908,778
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $4,587,958)	4,315,580
		ASSET-BACKED SECURITIES—4.4%
		Auto Receivables—4.4%
900,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	754,743
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	905,645
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,844,604)	1,660,388
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Agency Commercial Mortgage-Backed Securities—0.7%
320,000		FREMF Mortgage Trust 2017-K67 REMIC, Class B, 3.944%, 9/25/2049	268,381
		Non-Agency Commercial Mortgage-Backed Securities—2.6%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	968,105
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,370,392)	1,236,486
		U.S. TREASURIES—11.1%
		U.S. Treasury Bonds—5.8%
1,750,000		United States Treasury Bond, 2.375%, 11/15/2049	2,182,237
		U.S. Treasury Notes—5.3%
2,000,000		United States Treasury Note, 0.375%, 3/31/2022	2,005,564
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,831,066)	4,187,801
		INVESTMENT COMPANY—12.4%
4,681,976		Federated Government Obligations Fund, Premier Shares, 0.37%[3] (IDENTIFIED COST $4,681,976)	4,681,976
		TOTAL INVESTMENT IN SECURITIES-98.8% (IDENTIFIED COST $36,991,636)[4]	37,365,323
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	467,887
		TOTAL NET ASSETS—100%	$37,833,210
Semi-Annual Shareholder Report
4

At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Long Bond Long Futures	20	$3,581,250	June 2020	$131,923
[2]United States Treasury Notes 5-Year Long Futures	43	$5,390,453	June 2020	$143,028
[2]United States Treasury Notes 10-Year Long Futures	20	$2,773,750	June 2020	$(4,732)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$270,219
At March 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 3/31/2020[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs & Co.	CMBX.NA. BBB-.13 N.A	Buy	3.00%	12/16/2072	9.74%	$3,500,000	$(1,368,891)	$(1,429,377)	$60,486
Morgan Stanley & Co. LLC	CMBX.NA. BBB-.11	Buy	3.00%	11/18/2054	10.13%	$3,500,000	$(1,116,576)	$(98,438)	$(1,018,138)
TOTAL CREDIT DEFAULT SWAPS							$(2,485,467)	$(1,527,815)	$(957,652)
Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2019	10,735,789
Purchases/Additions	36,673,694
Sales/Reductions	(42,727,507)
Balance of Shares Held 3/31/2020	4,681,976
Value	$4,681,976
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$37,690
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$18,267,563	$—	$18,267,563
Collateralized Mortgage Obligations	—	2,883,087	—	2,883,087
Adjustable Rate Mortgages	—	132,442	—	132,442
Agency Risk Transfer Securities	—	4,315,580	—	4,315,580
Asset-Backed Security	—	1,660,388	—	1,660,388
Commercial Mortgage-Backed Securities	—	1,236,486	—	1,236,486
U.S. Treasuries	—	4,187,801	—	4,187,801
Investment Company	4,681,976	—	—	4,681,976
TOTAL SECURITIES	$4,681,976	$32,683,347	$—	$37,365,323
Other Financial Instruments:
Assets
Futures Contracts	$274,951	$—	$—	$274,951
Swaps Contracts	—	—	—	—
Liabilities
Futures Contracts	(4,732)	—	—	(4,732)
Swaps Contracts	—	(2,485,467)	—	(2,485,467)
TOTAL OTHER FINANCIAL INSTRUMENTS	$270,219	$(2,485,467)	$—	$(2,215,248)
Semi-Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FREMF	—Freddie Mac Multifamily K-Deals
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.63	$9.25	$9.59	$9.82	$9.71	$9.65
Income From Investment Operations:
Net investment income (loss)	0.11	0.26	0.25	0.21	0.28	0.27
Net realized and unrealized gain (loss)	(0.33)	0.39	(0.33)	(0.19)	0.11	0.06
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.65	(0.08)	0.02	0.39	0.33
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.26)	(0.25)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.27	$9.63	$9.25	$9.59	$9.82	$9.71
Total Return[1]	(2.36)%	7.14%	(0.89)%	0.20%	4.04%	3.46%
Ratios to Average Net Assets:
Net expenses	0.39%[2]	0.50%	0.51%	0.50%	0.49%	0.49%
Net investment income	2.35%[2]	2.75%	2.63%	2.21%	2.52%	2.71%
Expense waiver/reimbursement[3]	0.68%[2]	0.48%	0.24%	0.20%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,024	$44,841	$90,789	$121,240	$150,636	$132,127
Portfolio turnover	237%	391%[4]	72%	277%	248%	71%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	148%	186%	18%	63%	57%	62%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.63	$9.25	$9.59	$9.81	$9.71	$9.65
Income From Investment Operations:
Net investment income (loss)	0.10	0.23	0.22	0.18	0.25	0.24
Net realized and unrealized gain (loss)	(0.35)	0.39	(0.33)	(0.18)	0.10	0.06
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	0.62	(0.11)	0.00	0.35	0.30
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.23)	(0.22)	(0.25)	(0.24)
Net Asset Value, End of Period	$9.26	$9.63	$9.25	$9.59	$9.81	$9.71
Total Return[1]	(2.61)%	6.82%	(1.19)%	0.00%[2]	3.62%	3.15%
Ratios to Average Net Assets:
Net expenses	0.69%[3]	0.80%	0.81%	0.81%	0.79%	0.79%
Net investment income	2.14%[3]	2.46%	2.33%	1.91%	2.25%	2.38%
Expense waiver/reimbursement[4]	0.89%[3]	0.69%	0.44%	0.40%	0.38%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,809	$4,540	$7,143	$11,269	$15,236	$17,893
Portfolio turnover	237%	391%[5]	72%	277%	248%	71%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	148%	186%	18%	63%	57%	62%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Represents less than 0.01%.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
March 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $4,681,976 of investment in an affiliated holding* (identified cost $36,991,636)		$37,365,323
Due from broker (Note 2)		1,601,775
Income receivable		99,349
Income receivable from affiliated holdings*		1,402
Receivable for investments sold		7,859,718
Receivable for shares sold		703
Receivable for periodic payments from swap contracts		16,479
TOTAL ASSETS		46,944,749
Liabilities:
Payable for investments purchased	$6,360,372
Payable for shares redeemed	152,946
Payable for variation margin on futures contracts	76,835
Income distribution payable	24,446
Swaps, at value (premium received $1,527,815)	2,485,467
Payable to adviser (Note 5)	314
Payable for administrative fees (Note 5)	81
Payable for distribution services fee (Note 5)	215
Payable for other service fees (Notes 2 and 5)	1,043
Accrued expenses (Note 5)	9,820
TOTAL LIABILITIES		9,111,539
Net assets for 4,082,854 shares outstanding		$37,833,210
Net Assets Consist of:
Paid-in capital		$41,466,593
Total distributable earnings (loss)		(3,633,383)
TOTAL NET ASSETS		$37,833,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($33,024,191 ÷ 3,563,653 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.27
Service Shares:
Net asset value per share ($4,809,019 ÷ 519,201 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.26
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended March 31, 2020 (unaudited)
Investment Income:
Interest			$617,710
Dividends received from an affiliated holding*			37,690
TOTAL INCOME			$655,400
Expenses:
Investment adviser fee (Note 5)		$95,192
Administrative fee (Note 5)		18,828
Custodian fees		5,470
Transfer agent fee		15,487
Directors'/Trustees' fees (Note 5)		1,320
Auditing fees		12,159
Legal fees		4,352
Portfolio accounting fees		56,010
Distribution services fee (Note 5)		5,715
Other service fees (Notes 2 and 5)		5,691
Share registration costs		25,165
Printing and postage		10,216
Taxes		49
Miscellaneous (Note 5)		11,990
TOTAL EXPENSES		267,644
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(95,192)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(72,095)
TOTAL WAIVERS AND REIMBURSEMENTS		(167,287)
Net expenses			100,357
Net investment income			555,043
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			985,989
Net realized gain on futures contracts			686,541
Net realized loss on swap contracts			(2,256,299)
Net change in unrealized appreciation of investments			(556,697)
Net change in unrealized appreciation of futures contracts			270,219
Net change in unrealized appreciation of swap contracts			(957,652)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(1,827,899)
Change in net assets resulting from operations			$(1,272,856)
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2020	Year Ended 9/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$555,043	$1,558,153
Net realized loss	(583,769)	(1,292,326)
Net change in unrealized appreciation/depreciation	(1,244,130)	3,163,981
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,272,856)	3,429,808
Distributions to Shareholders:
Institutional Shares	(612,963)	(1,493,391)
Service Shares	(58,359)	(137,238)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(671,322)	(1,630,629)
Share Transactions:
Proceeds from sale of shares	7,168,118	15,883,707
Net asset value of shares issued to shareholders in payment of distributions declared	457,128	966,948
Cost of shares redeemed	(17,228,756)	(67,201,018)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,603,510)	(50,350,363)
Change in net assets	(11,547,688)	(48,551,184)
Net Assets:
Beginning of period	49,380,898	97,932,082
End of period	$37,833,210	$49,380,898
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
March 31, 2020 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Select Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Effective November 27, 2019, the name of the Fund changed from Federated Mortgage Fund to Federated Select Total Return Bond Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Total Return Series, Inc. and Federated Hermes Select Total Return Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $167,287 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$5,691
For the six months ended March 31, 2020, the Fund's Institutional Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain
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or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,644,633 and $1,684,236, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage duration risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2020, the Fund had no outstanding purchased and written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $6,429. This is based on amounts held as of each month-end throughout the six-month period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
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The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at March 31, 2020 is $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $4,500,000. This is based on amounts held as of each month-end throughout the six-month period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest Rate Contracts		$—	Payable for variation margin on futures contracts	$(270,219)*
Credit contracts		$—	Swaps, at value	$2,485,467
Total derivatives not accounted for as Hedging instruments under ASC Topic 815		$—		$2,215,248
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Credit Default Swaps	Purchased Option Contracts[1]	Total
Interest rate contracts	$686,541	$—	$135,195	$821,736
Credit contracts	—	(2,256,299)	—	(2,256,299)
TOTAL	$686,541	$(2,256,299)	$135,195	$(1,434,563)
1	The net realized gain (loss) on Purchased Options is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Credit Default Swaps	Total
Interest rate contracts	$270,219	$—	$270,219
Credit contracts	—	(957,652)	(957,652)
TOTAL	$270,219	$(957,652)	$(687,433)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	649,899	$6,355,293	1,668,175	$15,698,065
Shares issued to shareholders in payment of distributions declared	43,671	421,225	92,825	876,794
Shares redeemed	(1,784,504)	(16,858,020)	(6,920,526)	(64,118,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,090,934)	$(10,081,502)	(5,159,526)	$(47,543,605)

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	83,047	$812,825	19,725	$185,642
Shares issued to shareholders in payment of distributions declared	3,726	35,903	9,555	90,154
Shares redeemed	(38,957)	(370,736)	(330,293)	(3,082,554)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	47,816	$477,992	(301,013)	$(2,806,758)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,043,118)	$(9,603,510)	(5,460,539)	$(50,350,363)
4. FEDERAL TAX INFORMATION
At March 31, 2020, the cost of investments for federal tax purposes was $36,991,636. The net unrealized depreciation of investments for federal tax purposes was $313,746. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,516,449 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,830,195. The amounts presented are inclusive of derivative contracts.
As of September 30, 2019, the Fund had a capital loss carryforward of $3,141,418 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,573,095	$1,568,323	$3,141,418
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the Adviser voluntarily waived $93,577 of its fee and voluntarily reimbursed $67,548 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2020, the Adviser reimbursed $1,615.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$5,715	$(4,547)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2020, FSC retained $1,168 fees paid by the Fund.
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Other Service Fees
For the six months ended March 31, 2020, FSSC received $195 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.33% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2020, were as follows:
Purchases	$11,152,270
Sales	$11,775,652
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2020, the Fund had no outstanding loans. During the six months ended March 31, 2020, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2020, there were no outstanding loans. During the six months ended March 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Funds' investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
10. subsequent event
Effective on or about June 1, 2020, the Investment Adviser Fee will be reduced from 0.40% to 0.35%.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$976.40	$1.93[2]
Service Shares	$1,000	$973.90	$3.40
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.10	$1.97[2]
Service Shares	$1,000	$1,021.60	$3.49
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.39%
Service Shares	0.69%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.33% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.63 and $1.67, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
Federated Mortgage Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
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elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Select Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2020
Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Ultrashort Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2019 through March 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At March 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	56.0%
Corporate Debt Securities	35.3%
Non-Agency Mortgage	2.3%
Collateralized Mortgage Obligations	1.0%
Commercial Paper	0.7%
Commercial Mortgage-Backed Securities	3.3%
Municipal Bond	0.3%
Mortgage-Backed Security[3,4]	0.0%
Adjustable Rate Securities[4]	0.0%
Securities Lending Collateral[4,5]	0.0%
Derivative Contracts[4,6]	0.0%
High Yield Bond Portfolio	0.7%
Federated Bank Loan Core Fund	0.9%
Federated Project and Trade Finance Core Fund	0.2%
Other Assets and Liabilities—Net[7]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$753,893		FNMA ARM, 2.285%, 8/1/2033	$748,835
693,353		FNMA ARM, 2.980%, 7/1/2034	691,415
46,036		FNMA ARM, 3.018%, 4/1/2030	45,589
104,135		FNMA ARM, 3.453%, 5/1/2040	105,842
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,618,271)	1,591,681
		ASSET-BACKED SECURITIES—56.0%
		Auto Receivables—27.1%
334,873		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	330,297
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,462,005
3,747,926		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	3,703,893
6,100,000		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	6,024,206
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	12,013,064
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,097,794
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,081,436
2,899,218		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	2,858,931
14,745,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 1.024% (1-month USLIBOR +0.320%), 5/15/2023	14,329,986
2,333,150		BMW Vehicle Lease Trust 2017-2, Class A4, 2.190%, 3/22/2021	2,337,213
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,391,136
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	4,902,440
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,354,132
845,843		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.050%, 3/19/2021	847,315
2,435,000		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,378,518
1,718,997		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	1,683,166
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,063,963
2,500,000		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,488,346
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,385,315		Capital One Prime Auto Receivables Trust 2019-1, Class A2, 2.580%, 4/15/2022	$1,384,457
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,106,945
14,650,000		Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	14,543,448
490,358	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 1.154% (1-month USLIBOR +0.450%), 5/15/2029	477,587
3,397,479	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 1.044% (1-month USLIBOR +0.340%), 11/15/2029	3,335,475
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	3,949,781
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,617,687
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,741,530
6,326,294	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 1.154% (1-month USLIBOR +0.450%), 4/15/2030	6,157,093
9,651,658	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 1.074% (1-month USLIBOR +0.370%), 8/15/2030	9,482,046
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,712,618
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,282,122
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,170,207
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,340,229
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,944,462
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,156,447
2,107,361	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 1.044% (1-month USLIBOR +0.340%), 8/15/2029	2,053,023
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,829,993
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,260,595
5,100,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	5,037,219
6,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	5,857,827
12,053,201		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	12,101,757
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,339,302
5,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	4,971,141
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	7,211,989
6,349,238		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.870%, 10/20/2023	6,204,218
9,129,222		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	8,988,484
7,217,041		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	7,223,629
8,475,000		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	8,454,316
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,005,150
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,500,000		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	$6,250,184
5,200,000		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	5,170,656
1,599,782		Fifth Third Auto Trust 2019-1, Class A2A, 2.660%, 5/16/2022	1,607,005
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	14,717,479
10,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	9,812,280
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	6,819,313
1,313,892		Ford Credit Auto Owner Trust 2017-C, Class A3, 2.010%, 3/15/2022	1,302,244
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,550,477
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,962,512
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,688,493
14,100,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	13,843,418
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.730%, 9/20/2021	7,300,365
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,401,521
6,000,000	[1]	GM Financial Automobile Leasing Trust 2020-1, Class A2B, 0.912% (1-month USLIBOR +0.140%), 4/20/2022	5,976,895
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	6,252,747
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	3,023,932
2,227,086		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	2,222,273
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,228,356
267,019	[1]	GM Financial Securitized Term 2018-3, Class A2B, 0.814% (1-month USLIBOR +0.110%), 7/16/2021	267,486
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,170,709
3,774,731		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	3,750,652
1,852,805		GM Financial Securitized Term 2019-2, Class A2A, 2.660%, 6/16/2022	1,847,712
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	8,238,628
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,081,904
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,783,798
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	2,000,100
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,721,483
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,625,271
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$7,299,062		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	$7,280,289
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,433,961
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	4,968,129
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,887,744
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	6,784,411
11,119,766		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	11,089,523
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	9,776,100
3,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.810%, 5/15/2024	3,183,193
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,659,939
886,620		Hyundai Auto Receivables Trust 2019-A, Class A2, 2.670%, 12/15/2021	879,842
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	15,650,395
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,781,690
4,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,049,307
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	7,014,099
6,250,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	6,193,015
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,354,259
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	10,805,725
1,705		Mercedes-Benz Auto Receivables Trust 2018-1, Class A2A, 2.710%, 4/15/2021	1,705
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 0.964% (1-month USLIBOR +0.260%), 5/16/2022	16,161,130
1,950,000	[1]	Motor PLC 2017-1A, Class A1, 1.476% (1-month USLIBOR +0.530%), 9/25/2024	1,945,142
18,785,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 1.576% (1-month USLIBOR +0.630%), 9/25/2023	18,045,002
8,510,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 1.586% (1-month USLIBOR +0.640%), 5/25/2024	8,382,587
2,625,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 1.896% (1-month USLIBOR +0.950%), 5/25/2024	2,581,965
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 1.554% (1-month USLIBOR +0.850%), 4/18/2022	10,017,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 1.384% (1-month USLIBOR +0.680%), 10/17/2022	$4,748,828
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	6,933,867
17,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 1.344% (1-month USLIBOR +0.640%), 2/15/2023	16,356,170
5,330,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 1.304% (1-month USLIBOR +0.600%), 10/15/2023	5,241,264
33,000,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,529,831
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	17,801,492
3,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 2.650%, 2/18/2025	2,956,071
477,370		Nissan Auto Lease Trust 2017-B, Class A4, 2.170%, 12/15/2021	477,394
1,482,143		Nissan Auto Receivables Owner 2016-B, Class A4, 1.540%, 10/17/2022	1,455,644
1,497,072		Nissan Auto Receivables Owner Trust 2019-A, Class A2A, 2.820%, 1/18/2022	1,482,917
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 1.134% (1-month USLIBOR +0.430%), 11/15/2023	19,047,934
5,535,457		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	5,484,334
4,551,697		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	4,504,510
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,395,992
15,500,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	15,548,892
12,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	11,754,031
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,310,469
21,364,000	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 1.112% (1-month USLIBOR +0.340%), 9/20/2022	21,012,148
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	5,040,946
3,308,565		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	3,248,257
1,177,762		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	1,152,529
734,277	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 1.156% (1-month USLIBOR +0.210%), 2/25/2021	735,562
6,500,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	6,371,340
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$22,000,000	Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	$21,637,411
16,760,000	Tesla Auto Lease Trust 2019-A, Class A4, 2.590%, 11/21/2022	16,807,228
10,450,000	Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	10,617,055
5,000,000	Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	5,077,377
1,129,424	Toyota Auto Receivables Owner Trust 2017-B, Class A3, 1.760%, 7/15/2021	1,123,933
1,501,586	Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	1,485,494
7,000,000	Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	6,937,170
9,425,000	Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,397,486
491,840	Volkswagen Auto Loan Enhanced 2018-1, Class A2A, 2.810%, 7/20/2021	488,347
4,200,000	Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,215,408
1,464,000	Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,469,271
2,250,000	World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,211,673
2,021,538	World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	1,987,405
3,167,452	World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	3,155,284
13,500,000	World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,298,005
8,100,000	World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	7,978,738
4,085,000	World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	4,132,366
10,645,000	World Omni Automobile Lease Se 2020-A, Class B, 1.930%, 6/16/2025	10,776,826
12,750,000	World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,772,040
6,500,000	World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,259,122
5,000,000	World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,010,304
6,000,000	World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	5,725,159
1,770,279	World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	1,767,554
16,500,000	World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	16,638,356
	TOTAL	990,392,597
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—14.4%
$8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 1.154% (1-month USLIBOR +0.450%), 9/16/2024	$7,709,708
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 1.284% (1-month USLIBOR +0.580%), 2/18/2025	6,029,526
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 1.024% (1-month USLIBOR +0.320%), 10/15/2025	11,684,990
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 1.254% (1-month USLIBOR +0.550%), 12/15/2025	9,806,165
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 1.274% (1-month USLIBOR +0.570%), 2/17/2026	15,982,249
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,120,021
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 1.294% (1-month USLIBOR +0.590%), 4/15/2026	16,854,095
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,672,635
16,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	16,171,443
13,570,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 1.034% (1-month USLIBOR +0.330%), 3/15/2023	13,147,208
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 1.004% (1-month USLIBOR +0.300%), 5/15/2023	13,375,293
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 1.034% (1-month USLIBOR +0.330%), 7/15/2024	14,493,750
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 1.114% (1-month USLIBOR +0.410%), 1/15/2025	1,129,500
10,000,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	10,110,677
2,220,000		Chase Issuance Trust 2015-A4, Class A4, 1.840%, 4/15/2022	2,222,762
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 1.495% (1-month USLIBOR +0.490%), 12/7/2023	9,851,132
2,500,000		Citibank Credit Card Issuance Trust 2017-A3, Class A3, 1.920%, 4/7/2022	2,501,584
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 1.225% (1-month USLIBOR +0.220%), 4/7/2022	10,005,187
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 1.345% (1-month USLIBOR +0.340%), 6/7/2025	17,307,886
4,500,000		Discover Card Execution Note T 2019-A3, Class A, 1.890%, 10/15/2024	4,526,676
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 1.194% (1-month USLIBOR +0.490%), 7/15/2024	5,948,978
2,825,000		Discover Card Execution Note Trust 2017-A6, Class A6, 1.880%, 2/15/2023	2,765,935
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.064% (1-month USLIBOR +0.360%), 4/15/2025	$13,680,408
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 1.094% (1-month USLIBOR +0.390%), 3/15/2026	6,133,451
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 1.074% (1-month USLIBOR +0.370%), 10/16/2023	19,236,930
12,100,000		Evergreen Credit Card Trust 2019-3, Class B, 2.370%, 10/16/2023	11,778,199
3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.720%, 10/16/2023	3,279,466
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 1.054% (1-month USLIBOR +0.350%), 7/15/2022	16,930,980
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 1.184% (1-month USLIBOR +0.480%), 1/15/2023	13,337,293
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	4,896,224
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,641,193
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,013,618
11,800,000	[1]	First National Master Note Trust 2017-2, Class A, 1.144% (1-month USLIBOR +0.440%), 10/16/2023	11,376,242
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 1.164% (1-month USLIBOR +0.460%), 10/15/2024	6,619,709
3,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	3,003,732
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 1.224% (1-month USLIBOR +0.520%), 7/15/2024	20,318,902
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,724,616
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 1.054% (1-month USLIBOR +0.350%), 10/15/2023	6,726,392
22,040,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 1.104% (1-month USLIBOR +0.400%), 7/15/2022	21,912,884
18,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 1.413% (1-month USLIBOR +0.490%), 7/21/2024	16,447,835
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,728,413
9,500,000	[1]	Master Credit Card Trust 2018-3A, Class A, 1.263% (1-month USLIBOR +0.340%), 1/21/2022	9,458,770
15,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 1.403% (1-month USLIBOR +0.480%), 7/21/2022	14,804,252
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 1.313% (1-month USLIBOR +0.390%), 1/21/2023	17,797,947
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 1.061% (1-month USLIBOR +0.450%), 9/18/2022	15,796,712
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 1.151% (1-month USLIBOR +0.540%), 7/18/2023	10,803,469
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	14,825,744
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	$14,320,724
4,000,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	3,853,064
13,200,000	[1]	Trillium Credit Card Trust II, Class A, 1.404% (1-month USLIBOR +0.480%), 1/26/2024	12,732,457
		TOTAL	527,597,026
		Equipment Lease—6.3%
2,820,233		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	2,783,417
290,850		CNH Equipment Trust 2018-B, Class A2, 2.930%, 12/15/2021	285,058
2,045,615		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	2,007,736
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,544,010
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,671,731
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,363,993
24,000,000		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	23,846,170
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,289,442
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,484,155
6,500,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	6,374,805
2,600,000		Dell Equipment Finance Trust 2018-1, Class C, 3.530%, 6/22/2023	2,583,490
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,510,341
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,011,542
3,000,000		Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	2,949,770
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	5,928,698
7,250,000		Dell Equipment Finance Trust, Class B, 3.340%, 6/22/2023	7,190,586
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,211,019
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,799,740
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,190,476
4,326,943		Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	4,239,052
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,517,527
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,730,256
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,416,207
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,673,464
1,300,000		John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	1,271,773
1,577,585		John Deere Owner Trust 2019-A, Class A2, 2.850%, 12/15/2021	1,538,306
7,656,645		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	7,529,001
896,821		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	878,035
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$7,133,840		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	$6,940,597
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,648,828
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,479,466
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,975,301
1,198,703		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	1,175,010
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,855,745
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,165,101
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	4,897,792
34,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 1.204% (1-month USLIBOR +0.500%), 11/15/2022	33,620,045
22,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 1.224% (1-month USLIBOR +0.520%), 7/17/2023	20,800,575
		TOTAL	229,378,260
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 1.686% (1-month USLIBOR +0.740%), 8/25/2034	22,719
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	1,362
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	24,081
		Manufactured Housing—0.0%
8,106		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	8,174
		Other—8.2%
3,535,380	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.626% (1-month USLIBOR +0.680%), 10/25/2035	3,299,910
1,584,020		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	1,525,098
469,864	[1]	Navient Student Loan Trust 2018-BA, Class A1, 1.054% (1-month USLIBOR +0.350%), 12/15/2059	451,613
4,206,972	[1]	Navient Student Loan Trust 2019-BA, Class A1, 1.104% (1-month USLIBOR +0.400%), 12/15/2059	4,025,372
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.754% (1-month USLIBOR +1.050%), 12/15/2059	7,316,418
7,351,888		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	7,346,425
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$10,912,729	[1]	Navient Student Loan Trust 2020-A, Class A1, 1.054% (1-month USLIBOR +0.350%), 11/15/2068	$10,690,823
14,250,000	[1]	Navient Student Loan Trust, Class A1, 2.102% (1-month USLIBOR +0.750%), 11/15/2068	14,121,466
6,215,977	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 1.446% (1-month USLIBOR +0.500%), 10/25/2028	6,119,630
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 1.304% (1-month USLIBOR +0.600%), 7/15/2022	12,081,166
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	8,041,822
8,202,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	8,285,992
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	3,916,199
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 1.384% (1-month USLIBOR +0.680%), 10/17/2022	8,035,522
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 1.254% (1-month USLIBOR +0.550%), 4/15/2024	11,079,690
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,145,983
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 1.254% (1-month USLIBOR +0.550%), 9/15/2023	6,031,744
3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 1.504% (1-month USLIBOR +0.800%), 9/15/2023	3,115,302
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,054,480
5,835,898		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	5,695,091
208,214	[1]	SLM Student Loan Trust 2011-1, Class A1, 1.466% (1-month USLIBOR +0.520%), 3/25/2026	208,734
1,616,936	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.546% (1-month USLIBOR +0.600%), 11/25/2027	1,539,300
5,572,352		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	5,300,702
15,000,000	[1]	SMB Private Education Loan Tru 2020-A, Class A1, 1.980% (1-month USLIBOR +0.300%), 3/15/2027	14,595,160
650,544	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 1.054% (1-month USLIBOR +0.350%), 3/16/2026	627,264
461,987	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 1.004% (1-month USLIBOR +0.300%), 9/15/2025	446,451
834,183	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.896% (1-month USLIBOR +0.950%), 1/25/2039	812,104
1,155,816	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 1.796% (1-month USLIBOR +0.850%), 7/25/2039	1,104,654
2,038,763	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 1.646% (1-month USLIBOR +0.700%), 3/26/2040	1,950,774
1,541,643	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 1.546% (1-month USLIBOR +0.600%), 7/25/2040	1,472,484
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,774,057	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 1.446% (1-month USLIBOR +0.500%), 11/26/2040	$1,693,662
526,383		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	504,322
1,392,922	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.296% (1-month USLIBOR +0.350%), 2/25/2042	1,342,600
5,833,955		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	5,823,272
4,867,061		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	4,872,370
3,477,393		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	3,482,038
14,357,275		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	13,443,192
1,570,439		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,570,072
377,254		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	380,408
285,082		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	281,275
1,604,419		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	1,618,596
1,525,300		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	1,519,573
10,633,700		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	10,356,532
6,954,036		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.600%, 1/25/2029	6,977,488
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	5,024,899
4,025,490	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.696% (1-month USLIBOR +0.750%), 9/25/2056	3,906,010
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 1.032% (1-month USLIBOR +0.260%), 9/20/2022	20,921,806
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	5,913,671
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,454,982
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,276,380
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,114,585
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 1.222% (1-month USLIBOR +0.450%), 12/20/2023	4,149,264
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,156,625
10,000,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	9,470,535
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	$9,677,965
		TOTAL	300,369,495
		Rate Reduction Bond—0.0%
1,692,934		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,660,076
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,092,263,859)	2,049,429,709
		CORPORATE BONDS—35.3%
		Basic Industry - Chemicals—0.1%
1,820,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	1,825,991
		Capital Goods - Aerospace & Defense—0.4%
1,200,000		Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,160,797
2,420,000		General Dynamics Corp., Sr. Unsecd. Note, 2.875%, 5/11/2020	2,421,721
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,352,249
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,289,450
		TOTAL	13,224,217
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,973,489
		Capital Goods - Diversified Manufacturing—1.0%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	15,073,362
8,235,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.088%, 4/5/2023	7,841,163
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	6,949,892
7,020,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 1.764% (3-month USLIBOR +0.450%), 6/5/2020	6,982,179
		TOTAL	36,846,596
		Communications - Cable & Satellite—0.7%
5,500,000	[1]	Comcast Corp., Sr. Unsecd. Note, 1.873% (3-month USLIBOR +0.440%), 10/1/2021	5,379,963
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.461% (3-month USLIBOR +0.630%), 4/15/2024	19,534,487
		TOTAL	24,914,450
		Communications - Media & Entertainment—0.4%
2,610,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	2,667,627
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.500%, 10/1/2020	1,191,727
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	560,703
9,675,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 1.830% (3-month USLIBOR +0.250%), 9/1/2021	9,295,131
		TOTAL	13,715,188
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—0.8%
$30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.832% (3-month USLIBOR +0.990%), 1/16/2024	$29,065,936
		Communications - Telecom Wirelines—0.2%
2,875,000		AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	2,873,442
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.740% (3-month USLIBOR +1.000%), 3/16/2022	3,970,136
1,180,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.232% (3-month USLIBOR +0.550%), 5/22/2020	1,179,859
		TOTAL	8,023,437
		Consumer Cyclical - Automotive—3.0%
3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 1.000% (3-month USLIBOR +0.260%), 6/16/2020	3,160,151
10,000,000	[1,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 1.923% (3-month USLIBOR +0.210%), 2/12/2021	9,752,583
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.186% (3-month USLIBOR +0.290%), 12/10/2021	6,576,806
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	99,594
8,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.132% (3-month USLIBOR +0.450%), 2/22/2021	7,724,056
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.271% (3-month USLIBOR +0.530%), 5/5/2020	3,993,885
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	8,753,553
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.644% (3-month USLIBOR +1.270%), 3/28/2022	2,902,450
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.777% (3-month USLIBOR +0.930%), 4/13/2020	3,983,914
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.387% (3-month USLIBOR +1.550%), 1/14/2022	7,546,728
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	8,402,615
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.064% (3-month USLIBOR +0.690%), 9/28/2022	3,721,850
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.737% (3-month USLIBOR +0.890%), 1/13/2022	9,728,357
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.237% (3-month USLIBOR +0.390%), 1/11/2023	4,693,983
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,018,145
16,800,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.832% (3-month USLIBOR +0.125%), 8/13/2021	16,070,382
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.537% (3-month USLIBOR +0.690%), 1/11/2022	4,783,646
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	$1,950,676
		TOTAL	107,863,374
		Consumer Cyclical - Lodging—0.1%
2,450,000	[1]	Marriott International, Inc., Sr. Unsecd. Note, Series Y, 2.180% (3-month USLIBOR +0.600%), 12/1/2020	2,293,041
		Consumer Cyclical - Retailers—1.3%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,532,948
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 1.718% (3-month USLIBOR +0.720%), 3/9/2021	12,788,366
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,991,861
1,180,000		CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	1,188,527
4,464,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 2.536% (3-month USLIBOR +0.700%), 4/17/2020	4,463,067
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 1.464% (3-month USLIBOR +0.150%), 6/5/2020	4,993,694
18,700,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 1.890% (3-month USLIBOR +0.310%), 3/1/2022	18,169,823
		TOTAL	49,128,286
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,497,281
		Consumer Non-Cyclical - Food/Beverage—0.7%
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.391% (3-month USLIBOR +0.700%), 11/15/2021	5,416,908
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 2.846% (3-month USLIBOR +1.010%), 10/17/2023	6,722,626
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,256,928
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,503,288
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,022,821
		TOTAL	25,922,571
		Consumer Non-Cyclical - Health Care—0.7%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.030% (3-month USLIBOR +1.030%), 6/6/2022	9,823,220
4,298,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.249% (3-month USLIBOR +0.875%), 12/29/2020	4,153,637
12,495,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,270,704
		TOTAL	26,247,561
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
$13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.346% (3-month USLIBOR +0.650%), 11/21/2022	$12,761,632
2,450,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	2,450,208
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 1.516% (3-month USLIBOR +0.620%), 6/10/2022	6,177,324
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.750% (3-month USLIBOR +1.010%), 12/15/2023	8,429,591
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.845% (3-month USLIBOR +0.630%), 6/25/2021	1,936,336
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.071% (3-month USLIBOR +0.380%), 5/16/2022	487,996
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,900,683
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,499,670
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,875,704
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,960,408
		TOTAL	47,479,552
		Consumer Non-Cyclical - Supermarkets—0.0%
1,715,000		Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	1,715,769
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.571% (3-month USLIBOR +0.880%), 8/15/2022	9,220,268
		Energy - Independent—0.2%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.141% (3-month USLIBOR +1.450%), 8/15/2022	8,916,844
		Energy - Integrated—0.8%
1,910,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	1,934,505
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 1.610% (3-month USLIBOR +0.870%), 9/16/2021	2,736,218
10,000,000	[1]	Chevron Corp., Unsecd. Note, 2.221% (3-month USLIBOR +0.530%), 11/15/2021	9,654,845
13,700,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	13,890,161
		TOTAL	28,215,729
		Energy - Midstream—0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,092,066
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	10,662,359
5,000,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.898% (3-month USLIBOR +0.900%), 9/9/2021	4,725,929
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$525,000	[1]	MPLX LP, Sr. Unsecd. Note, 2.098% (3-month USLIBOR +1.100%), 9/9/2022	$488,666
		TOTAL	16,969,020
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.246% (3-month USLIBOR +0.600%), 2/26/2021	5,776,898
		Financial Institution - Banking—15.0%
10,000,000	[1]	American Express Co., 2.287% (3-month USLIBOR +0.650%), 2/27/2023	9,571,218
2,900,000		American Express Credit Corp., Unsecd. Note, Series MTN, 2.375%, 5/26/2020	2,899,967
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	4,280,211
4,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 2.151% (3-month USLIBOR +0.460%), 5/17/2021	3,925,633
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 2.186% (3-month USLIBOR +0.490%), 11/21/2022	12,382,468
2,550,000		BNP Paribas SA, Sr. Pfd., Series BKNT, 5.000%, 1/15/2021	2,601,208
4,065,000		Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	4,061,542
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.800% (3-month USLIBOR +1.000%), 4/24/2023	9,711,580
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.186% (3-month USLIBOR +0.380%), 1/23/2022	4,800,870
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.479% (3-month USLIBOR +0.660%), 7/21/2021	4,971,645
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.999% (3-month USLIBOR +1.180%), 10/21/2022	6,763,608
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.180% (3-month USLIBOR +0.440%), 6/15/2020	7,969,336
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,063,303
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,013,362
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.819% (3-month USLIBOR +1.050%), 10/30/2023	4,807,768
2,700,000		Bank of Nova Scotia, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/8/2021	2,708,896
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, Series *, 0.818% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,366,501
5,800,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	5,811,119
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.919% (3-month USLIBOR +1.150%), 1/30/2023	7,122,330
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.063% (3-month USLIBOR +0.350%), 2/12/2021	4,954,542
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.083% (3-month USLIBOR +0.320%), 5/1/2020	$4,997,046
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,706,567
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.548% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,613,482
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.068% (3-month USLIBOR +1.070%), 12/8/2021	4,919,017
2,715,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	2,701,275
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.750% (3-month USLIBOR +0.950%), 7/24/2023	4,725,156
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.423% (3-month USLIBOR +0.720%), 2/14/2022	1,884,556
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,944,069
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.324% (3-month USLIBOR +0.950%), 3/29/2023	9,568,525
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 1.830% (3-month USLIBOR +0.830%), 9/6/2021	9,788,925
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.498% (3-month USLIBOR +0.730%), 6/11/2021	8,074,943
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 1.199% (Secured Overnight Financing Rate +0.450%), 2/4/2022	17,961,695
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	18,822,542
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.234% (3-month USLIBOR +0.440%), 7/26/2021	5,158,664
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.432% (3-month USLIBOR +0.750%), 2/23/2023	2,878,533
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,831,746
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.691% (3-month USLIBOR +1.000%), 5/18/2024	9,331,830
2,555,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	2,614,978
2,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 4.125% (3-month USLIBOR +2.240%), 3/8/2021	1,988,663
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,839,169
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,190,079
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.536% (3-month USLIBOR +0.730%), 4/23/2024	5,649,219
3,455,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.550%, 3/1/2021	3,464,263
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.030% (3-month USLIBOR +1.230%), 10/24/2023	4,842,654
5,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.134% (3-month USLIBOR +0.340%), 4/26/2021	4,873,158
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.815% (Secured Overnight Financing Rate +0.710%), 12/9/2022	$6,995,296
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,829,542
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.301% (3-month USLIBOR +0.610%), 5/18/2022	6,733,105
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.220% (3-month USLIBOR +0.640%), 12/1/2021	6,316,485
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 1.612% (Secured Overnight Financing Rate +0.700%), 1/20/2023	10,532,990
2,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	2,823,885
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,175,070
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 1.182% (3-month USLIBOR +0.410%), 12/13/2022	28,227,424
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	22,436,728
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	1,248,370
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.052% (3-month USLIBOR +0.250%), 1/22/2021	2,953,104
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,310,842
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.294% (3-month USLIBOR +0.500%), 7/27/2022	6,444,122
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 2.401% (3-month USLIBOR +0.500%), 8/13/2021	4,867,061
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.091% (Secured Overnight Financing Rate +0.400%), 8/5/2022	23,249,308
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.196% (3-month USLIBOR +0.360%), 1/17/2023	9,336,571
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,718,559
1,605,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,620,744
2,750,000	[3]	Toronto Dominion Bank, Sr. Unsecd. Note, Series GMTN, 3.150%, 9/17/2020	2,763,013
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 1.198% (3-month USLIBOR +0.430%), 6/11/2021	15,317,708
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.883% (Secured Overnight Financing Rate +0.730%), 3/9/2023	5,467,684
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.353% (3-month USLIBOR +0.590%), 8/2/2022	6,608,913
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,137,200
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 1.398% (3-month USLIBOR +0.400%), 12/9/2022	$9,737,386
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.946% (3-month USLIBOR +0.140%), 10/23/2020	9,407,264
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.986% (3-month USLIBOR +0.290%), 5/21/2021	5,899,492
14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.819% (3-month USLIBOR +1.025%), 7/26/2021	14,037,284
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.007% (3-month USLIBOR +1.230%), 10/31/2023	4,868,970
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.658% (3-month USLIBOR +0.660%), 9/9/2022	1,540,901
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	4,980,206
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.141% (3-month USLIBOR +0.310%), 1/15/2021	14,851,337
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 2.417% (3-month USLIBOR +0.570%), 1/11/2023	29,346,680
		TOTAL	549,941,105
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.193% (3-month USLIBOR +0.430%), 11/1/2021	9,813,753
		Financial Institution - Finance Companies—0.1%
2,120,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,891,169
3,430,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	2,944,597
		TOTAL	4,835,766
		Financial Institution - Insurance - Health—0.7%
14,690,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 1.493% (3-month USLIBOR +0.650%), 9/17/2021	14,117,052
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.901% (3-month USLIBOR +0.070%), 10/15/2020	10,432,847
		TOTAL	24,549,899
		Financial Institution - Insurance - Life—1.7%
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	6,646,532
7,620,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.580% (Secured Overnight Financing Rate +0.570%), 9/7/2020	7,538,860
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 1.694% (Secured Overnight Financing Rate +0.570%), 1/13/2023	6,120,920
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,934,069
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$4,765,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	$4,841,398
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.148% (3-month USLIBOR +0.270%), 4/9/2020	9,998,722
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,474,579
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 2.057% (3-month USLIBOR +0.320%), 8/6/2021	13,016,087
		TOTAL	62,571,167
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,192,485
		Technology—1.3%
2,473,000		Amphenol Corp., Sr. Unsecd. Note, 2.200%, 4/1/2020	2,473,000
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,670,689
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.800% (3-month USLIBOR +0.070%), 5/11/2020	4,998,111
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.234% (3-month USLIBOR +0.500%), 2/9/2022	1,018,911
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.000%, 1/15/2022	4,893,504
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	5,898,143
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,597,817
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.083% (3-month USLIBOR +0.470%), 11/30/2020	11,132,567
2,670,000		IBM Credit LLC, Sr. Unsecd. Note, 2.650%, 2/5/2021	2,676,913
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 2.499% (3-month USLIBOR +0.730%), 1/30/2023	4,766,684
		TOTAL	49,126,339
		Transportation - Services—0.3%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,206,690
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,322,662
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	4,825,283
		TOTAL	11,354,635
		Utility - Electric—2.7%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,511,892
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	4,963,545
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 1.615% (3-month USLIBOR +0.400%), 6/25/2021	6,798,201
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	$5,938,198
10,000,000	[1]	Duke Energy Progress LLC, 1.178% (3-month USLIBOR +0.180%), 9/8/2020	9,809,890
7,045,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.137% (3-month USLIBOR +0.400%), 5/6/2022	6,645,624
15,100,000		Georgia Power Co., Sr. Unsecd. Note, Series A, 2.100%, 7/30/2023	14,760,348
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	16,962,544
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,797,614
9,102,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	9,112,106
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,931,435
4,000,000		Shanghai Electric Power Finance Ltd, Sr. Unsecd. Note, 3.625%, 8/11/2020	4,026,000
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,457,854
		TOTAL	97,715,251
		Utility - Natural Gas—0.2%
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.331% (3-month USLIBOR +0.500%), 1/15/2021	9,128,095
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,331,504,454)	1,289,063,993
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 1.756% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	11,002,640
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
370,555		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $391,747)	431,917
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Commercial Mortgage—3.3%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.954% (1-month USLIBOR +1.250%), 7/15/2035	16,697,972
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.780% (1-month USLIBOR +1.030%), 12/19/2030	12,506,385
15,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 2.100% (1-month USLIBOR +1.350%), 12/19/2030	13,168,497
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	$36,787,978
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.000% (1-month USLIBOR +1.200%), 6/15/2045	4,912,635
14,980,662	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.601% (1-month USLIBOR +0.790%), 4/10/2046	14,508,833
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 2.104% (1-month USLIBOR +1.400%), 11/15/2036	21,713,360
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $132,896,566)	120,295,660
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
		Federal Home Loan Mortgage Corporation—0.3%
87,331	[1]	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 1.104% (1-month USLIBOR +0.400%), 7/15/2036	86,298
1,585,184	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 1.104% (1-month USLIBOR +0.400%), 6/15/2034	1,568,553
340,684	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 1.004% (1-month USLIBOR +0.300%), 4/15/2035	336,883
1,027,104	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 1.224% (1-month USLIBOR +0.520%), 12/15/2035	1,018,025
290,621	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 1.164% (1-month USLIBOR +0.460%), 2/15/2034	287,444
1,140,399	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 1.114% (1-month USLIBOR +0.410%), 5/15/2036	1,126,411
462,339	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.038% (1-month USLIBOR +0.380%), 5/15/2036	457,398
253,605	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 1.189% (1-month USLIBOR +0.485%), 8/15/2035	251,034
427,450	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 1.004% (1-month USLIBOR +0.300%), 9/15/2036	422,055
408,016	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 1.104% (1-month USLIBOR +0.400%), 7/15/2036	402,632
135,113	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 1.104% (1-month USLIBOR +0.400%), 7/15/2036	133,590
123,101	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 1.154% (1-month USLIBOR +0.450%), 7/15/2037	121,800
1,603,871	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 1.304% (1-month USLIBOR +0.600%), 11/15/2037	1,594,282
1,349,132	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 1.124% (1-month USLIBOR +0.420%), 11/15/2037	1,336,223
158,080	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 1.454% (1-month USLIBOR +0.750%), 7/15/2036	157,802
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$491,864	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.614% (1-month USLIBOR +0.910%), 7/15/2037	$494,728
		TOTAL	9,795,158
		Federal National Mortgage Association—0.2%
23,686	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.446% (1-month USLIBOR +0.500%), 8/25/2039	23,580
146,829	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.611% (1-month USLIBOR +1.000%), 12/18/2032	147,447
467,446	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 1.246% (1-month USLIBOR +0.300%), 12/25/2036	461,078
365,194	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 1.376% (1-month USLIBOR +0.430%), 6/25/2036	360,913
1,634,654	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 1.346% (1-month USLIBOR +0.400%), 7/25/2036	1,618,432
374,625	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 1.296% (1-month USLIBOR +0.350%), 8/25/2036	369,378
1,003,503	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 1.296% (1-month USLIBOR +0.350%), 9/25/2036	991,576
863,064		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	849,733
591,219	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 1.406% (1-month USLIBOR +0.460%), 9/25/2037	586,555
311,840	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 1.396% (1-month USLIBOR +0.450%), 7/25/2037	308,262
168,962	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.946% (1-month USLIBOR +1.000%), 6/25/2037	170,723
33,282	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 1.746% (1-month USLIBOR +0.800%), 5/25/2039	33,209
409,657	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 1.796% (1-month USLIBOR +0.850%), 4/25/2037	410,653
569		Federal National Mortgage Association REMIC, Series 2011-6, Class BA, 2.750%, 6/25/2020	569
		TOTAL	6,332,108
		Government Agency—0.0%
316,096		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	312,637
		Government National Mortgage Association—0.5%
7,783,301	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.011% (1-month USLIBOR +0.350%), 11/20/2062	7,678,029
5,712,799	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.201% (1-month USLIBOR +0.540%), 7/20/2063	5,663,682
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$6,961,734	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.211% (1-month USLIBOR +0.550%), 7/20/2063	$6,909,715
		TOTAL	20,251,426
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,990,913)	36,691,329
		NON-AGENCY MORTGAGE—2.3%
		Non-Agency Mortgage—2.3%
6,200,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.102% (3-month USLIBOR +0.420%), 12/22/2069	6,116,176
5,250,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.211% (3-month USLIBOR +0.380%), 7/15/2058	5,221,330
8,261,093	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.129% (3-month USLIBOR +0.450%), 8/25/2060	8,077,499
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	8,976,058
140,629	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.866% (1-month USLIBOR +0.920%), 11/25/2034	126,338
206,725	[1]	Impac CMB Trust 2004-9, Class 1A2, 1.826% (1-month USLIBOR +0.880%), 1/25/2035	181,198
427,157	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.035% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	382,722
373,801	[1]	Washington Mutual 2006-AR17, Class 1A, 2.873% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	302,377
648,904	[1]	Washington Mutual 2006-AR15, Class 1A, 2.805% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	515,317
359,310	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.404% (1-month USLIBOR +0.700%), 11/15/2031	306,182
11,569,600		Lanark Master Issuer PLC 2018-1A, Class 1A, 2.318%, 12/22/2069	11,421,324
576,499		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	550,198
1,769,365		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,683,048
2,309,926		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,203,128
11,440,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.369% (3-month USLIBOR +0.550%), 1/21/2070	11,395,819
177,245	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.872% (1-month USLIBOR +1.100%), 11/20/2035	94,329
4,017,958	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 1.521% (3-month USLIBOR +0.470%), 12/19/2059	3,966,279
15,500,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.209% (3-month USLIBOR +0.390%), 1/21/2070	15,028,288
7,830,001	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.191% (3-month USLIBOR +0.360%), 10/15/2054	7,780,499
		TOTAL NON-AGENCY MORTGAGE (IDENTIFIED COST $86,123,913)	84,328,109
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[4]	COMMERCIAL PAPER—0.7%
		Financial Institution - Banking—0.7%
$25,000,000		NatWest Markets PLC, 2.009%, 2/1/2021 (IDENTIFIED COST $24,581,375)	$24,318,844
		INVESTMENT COMPANIES—1.8%
3,839,999		Federated Bank Loan Core Fund	33,023,991
642,590		Federated Government Obligations Fund, Premier Shares, 0.37%[5]	642,590
865,619		Federated Project and Trade Finance Core Fund	7,504,922
4,406,370		High Yield Bond Portfolio	24,102,842
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $76,741,182)	65,274,345
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $3,794,112,280)[6]	3,682,428,227
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[7]	(25,881,178)
		TOTAL NET ASSETS—100%	$3,656,547,049
At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[8]United States Treasury Note 5-Year Long Futures	400	$50,143,750	June 2020	$1,561,564
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020, were as follows:
	Balance of Shares Held 9/30/2019	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	4,963,460	4,217,166	(5,340,627)
Federated Government Obligations Fund*	5,508,000	18,664,385	(23,529,795)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	131,857,644	1,388,884,419	(1,520,742,063)
Federated Mortgage Core Portfolio	894,507	11,065	(905,572)
Federated Project and Trade Finance Core Fund	845,200	20,419	—
High Yield Bond Portfolio	10,719,066	335,147	(6,647,843)
TOTAL OF AFFILIATED TRANSACTIONS	154,787,877	1,412,132,601	(1,557,165,900)
Semi-Annual Shareholder Report

Balance of Shares Held 3/31/2020	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend Income	Gain Distributions Received
3,839,999	$33,023,991	$(4,361,982)	$(3,876,153)	$1,370,160	$—
642,590	$642,590	N/A	N/A	$24,550	$—
—	$—	$8,322	$(198,732)	$1,477,876	$501
—	$—	$(33,970)	$(111,327)	$123,686	$—
865,619	$7,504,922	$(283,870)	$—	$181,856	$—
4,406,370	$24,102,842	$(3,828,560)	$(4,198,953)	$2,063,037	$—
9,754,578	$65,274,345	$(8,500,060)	$(8,385,165)	$5,241,165	$501
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors").
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,591,681	$—	$1,591,681
Asset-Backed Securities	—	2,049,428,347	1,362	2,049,429,709
Corporate Bonds	—	1,289,063,993	—	1,289,063,993
Municipal Bond	—	11,002,640	—	11,002,640
Mortgage-Backed Security	—	431,917	—	431,917
Commercial Mortgage-Backed Securities	—	120,295,660	—	120,295,660
Collateralized Mortgage Obligations	—	36,691,329	—	36,691,329
Non-Agency Mortgage	—	84,328,109	—	84,328,109
Commercial Paper	—	24,318,844	—	24,318,844
Investment Companies[1]	57,769,423	—	—	65,274,345
TOTAL SECURITIES	$57,769,423	$3,617,152,520	$1,362	$3,682,428,227
Other Financial Instruments[2]
Assets	$1,561,564	$—	$—	$1,561,564
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,561,564	$—	$—	$1,561,564
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $7,504,922 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN(s)	—Floating Rate Note(s)
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.16	$9.10	$9.12	$9.12	$9.09	$9.17
Income From Investment Operations:
Net investment income	0.09[1]	0.19	0.15	0.09	0.06	0.05
Net realized and unrealized gain (loss)	(0.31)	0.06	(0.02)	0.00[2]	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.25	0.13	0.09	0.09	(0.03)
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.15)	(0.09)	(0.06)	(0.05)
Net Asset Value, End of Period	$8.85	$9.16	$9.10	$9.12	$9.12	$9.09
Total Return[3]	(2.43)%	2.79%	1.39%	1.04%	1.03%	(0.32)%
Ratios to Average Net Assets:
Net expenses	0.62%[4]	0.91%	0.91%	0.92%	0.91%	0.91%
Net investment income	1.98%[4]	2.10%	1.60%	1.02%	0.68%	0.50%
Expense waiver/reimbursement[5]	0.08%[4]	0.09%	0.12%	0.13%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$410,036	$318,992	$281,543	$269,004	$270,412	$312,778
Portfolio turnover	28%	36%	32%	33%	30%	21%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.15	$9.09	$9.12	$9.11	$9.09	$9.16
Income From Investment Operations:
Net investment income	0.10[1]	0.24	0.20	0.14	0.11	0.10
Net realized and unrealized gain (loss)	(0.30)	0.06	(0.03)	0.01	0.02	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.30	0.17	0.15	0.13	0.03
Less Distributions:
Distributions from net investment income	(0.10)	(0.24)	(0.20)	(0.14)	(0.11)	(0.10)
Net Asset Value, End of Period	$8.85	$9.15	$9.09	$9.12	$9.11	$9.09
Total Return[2]	(2.18)%	3.36%	1.83%	1.70%	1.48%	0.33%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.37%	0.37%	0.36%	0.36%
Net investment income	2.26%[3]	2.65%	2.17%	1.58%	1.23%	1.05%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.12%	0.13%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,962,932	$3,248,715	$3,237,960	$2,629,099	$2,283,604	$2,354,930
Portfolio turnover	28%	36%	32%	33%	30%	21%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.15	$9.10	$9.12	$9.11	$9.09	$9.17
Income From Investment Operations:
Net investment income	0.09[1]	0.21	0.16	0.10	0.05	0.05
Net realized and unrealized gain (loss)	(0.30)	0.04	(0.03)	0.01	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.25	0.13	0.11	0.09	(0.02)
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.15)	(0.10)	(0.07)	(0.06)
Net Asset Value, End of Period	$8.85	$9.15	$9.10	$9.12	$9.11	$9.09
Total Return[2]	(2.29)%	2.78%	1.49%	1.25%	1.02%	(0.23)%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.81%	0.82%	0.82%	0.81%	0.81%
Net investment income	2.04%[3]	2.20%	1.72%	1.09%	0.76%	0.60%
Expense waiver/reimbursement[4]	0.12%[3]	0.13%	0.15%	0.16%	0.22%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,081	$74,205	$53,156	$33,431	$58,362	$146,733
Portfolio turnover	28%	36%	32%	33%	30%	21%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2020	Period Ended 9/30/2019[1]
Net Asset Value, Beginning of Period	$9.15	$9.12
Income From Investment Operations:
Net investment income	0.10[2]	0.08
Net realized and unrealized gain (loss)	(0.30)	0.03
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.11
Less Distributions:
Distributions from net investment income	(0.10)	(0.08)
Net Asset Value, End of Period	$8.85	$9.15
Total Return[3]	(2.17)%	1.23%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%[4]
Net investment income	2.18%[4]	2.65%[4]
Expense waiver/reimbursement[5]	0.05%[4]	0.06%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$265,499	$30,911
Portfolio turnover	28%	36%[6]
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $627,001 of securities loaned and $65,274,345 of investment in affiliated holdings* (identified cost $3,794,112,280)		$3,682,428,227
Due from broker (Note 2)		370,000
Income receivable		7,629,922
Income receivable from affiliated holdings*		511,355
Receivable for investments sold		21,265,885
Receivable for shares sold		11,955,424
TOTAL ASSETS		3,724,160,813
Liabilities:
Payable for investments purchased	$512,407
Payable for shares redeemed	46,178,389
Payable to bank	17,948,969
Payable for variation margin on futures contracts	18,744
Payable for collateral due to broker for securities lending	642,590
Income distribution payable	1,837,891
Payable for investment adviser fee (Note 5)	48,404
Payable for administrative fees (Note 5)	7,877
Payable for Directors'/Trustees' fees (Note 5)	158
Payable for other service fees (Notes 2 and 5)	57,845
Accrued expenses (Note 5)	360,490
TOTAL LIABILITIES		67,613,764
Net assets for 413,258,916 shares outstanding		$3,656,547,049
Net Assets Consist of:
Paid-in capital		$3,800,469,981
Total distributable earnings (loss)		(143,922,932)
TOTAL NET ASSETS		$3,656,547,049
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$410,035,600 ÷ 46,325,876 shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$8.85
Institutional Shares:
$2,962,931,584 ÷ 334,877,188 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$8.85
Service Shares:
$18,081,234 ÷ 2,043,310 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$8.85
Class R6 Shares:
$265,498,631 ÷ 30,012,542 shares outstanding, $0.001 par value, 500,000,000 shares authorized	$8.85
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2020 (unaudited)
Investment Income:
Interest			$48,754,757
Dividends (including $5,216,615 received from affiliated holdings* and net of foreign taxes withheld of $47,992)			5,168,604
Net income on securities loaned (includes $24,550 earned from affiliated holdings related to cash collateral balances*)			1,824
TOTAL INCOME			53,925,185
Expenses:
Investment adviser fee (Note 5)		$6,185,054
Administrative fee (Note 5)		1,622,891
Custodian fees		61,591
Transfer agent fee (Note 2)		987,703
Directors'/Trustees' fees (Note 5)		12,058
Auditing fees		15,457
Legal fees		4,630
Portfolio accounting fees		117,106
Distribution services fee (Note 5)		179,350
Other service fees (Notes 2 and 5)		386,636
Share registration costs		143,203
Printing and postage		33,801
Miscellaneous (Note 5)		24,363
TOTAL EXPENSES		9,773,843
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,058,304)
Waiver/reimbursement of other operating expenses (Note 5)	(636,678)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,694,982)
Net expenses			8,078,861
Net investment income			$45,846,324
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(8,385,165) on sales of investments in affiliated holdings*)	$(17,939,133)
Net realized loss on futures contracts	(1,003,752)
Realized gain distribution from affiliated investment company shares	501
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(8,500,060) on investments in affiliated holdings*)	(128,036,236)
Net change in unrealized depreciation of futures contracts	2,196,248
Net realized and unrealized gain (loss) on investments and futures contracts	(144,782,372)
Change in net assets resulting from operations	$(98,936,048)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2020	Year Ended 9/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,846,324	$95,559,557
Net realized gain (loss)	(18,942,384)	3,263,504
Net change in unrealized appreciation/depreciation	(125,839,988)	21,539,008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(98,936,048)	120,362,069
Distributions to Shareholders:
Class A Shares	(4,068,843)	(6,009,912)
Institutional Shares	(40,006,208)	(88,194,148)
Service Shares	(280,427)	(952,712)
Class R6 Shares[1]	(1,440,792)	(200,968)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,796,270)	(95,357,740)
Share Transactions:
Proceeds from sale of shares	2,581,517,809	2,899,039,514
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Ultrashort Bond Fund	200,895,219	—
Net asset value of shares issued to shareholders in payment of distributions declared	33,941,740	67,767,188
Cost of shares redeemed	(2,687,897,759)	(2,891,647,776)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	128,457,009	75,158,926
Change in net assets	(16,275,309)	100,163,255
Net Assets:
Beginning of period	3,672,822,358	3,572,659,103
End of period	$3,656,547,049	$3,672,822,358
1	The Fund's R6 Class commenced operations on May 29, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2020 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
The Fund's Class R6 Shares commenced operations on May 29, 2019.
On November 15, 2019, the Fund acquired all of the net assets of PNC Ultrashort Bond Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received 1.092 shares of the Fund's Institutional Shares.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received 1.090 shares of the Fund's Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
21,955,762	$200,895,219	$787,988	$3,800,175,612	$4,001,070,831
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on October 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended March 31, 2020, were as follows:
Net investment income	$46,503,681
Net realized and unrealized gain (loss) on investments	$(144,707,365)
Net increase (decrease) in net assets resulting from operations	$(98,203,684)
Semi-Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of March 31, 2020.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Total Return Series, Inc. and Federated Hermes Ultrashort Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,694,982 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

For the six months ended March 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$87,403	$(50,567)
Institutional Shares	887,161	(577,033)
Service Shares	8,323	(5,907)
Class R6 Shares	4,816	—
TOTAL	$987,703	$(633,507)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Effective December 1, 2019, the Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively. The Fund's Class A Shares and Service Shares will not incur or pay such other service fees to exceed 0.15% and 0.10%, respectively, until such time as subsequently approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$363,354
Service Shares	23,282
TOTAL	$386,636
For the six months ended March 31, 2020, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $41,649,330. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
During the six months ended March 31, 2020, the Fund held no foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well
Semi-Annual Shareholder Report

as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of March 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$627,001	$642,590
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(1,561,564)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,003,752)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,196,248
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	37,297,071	$341,461,550	25,702,990	$234,135,027
Shares issued to shareholders in payment of distributions declared	431,228	3,927,568	637,625	5,809,905
Shares redeemed	(26,235,620)	(238,661,095)	(22,457,502)	(204,406,344)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,492,679	$106,728,023	3,883,113	$35,538,588

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	203,853,987	$1,864,142,693	269,029,670	$2,446,829,982
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	21,955,762	200,895,219	—	—
Shares issued to shareholders in payment of distributions declared	3,144,469	28,664,782	6,701,168	61,027,305
Shares redeemed	(248,962,066)	(2,262,333,235)	(276,948,831)	(2,519,871,294)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(20,007,848)	$(168,630,541)	(1,217,993)	$(12,014,007)

	Six Months Ended 3/31/2020		Year Ended 9/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,459,304	$13,345,102	18,847,096	$171,807,649
Shares issued to shareholders in payment of distributions declared	29,701	271,010	100,895	919,080
Shares redeemed	(7,552,346)	(69,087,502)	(16,682,435)	(151,963,746)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,063,341)	$(55,471,390)	2,265,556	$20,762,983
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2020		Year Ended 9/30/2019[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	39,620,220	$362,568,464	5,062,175	$46,266,856
Shares issued to shareholders in payment of distributions declared	119,189	1,078,380	1,191	10,898
Shares redeemed	(13,104,915)	(117,815,927)	(1,685,318)	(15,406,392)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	26,634,494	$245,830,917	3,378,048	$30,871,362
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	12,055,984	$128,457,009	8,308,724	$75,158,926
1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
4. FEDERAL TAX INFORMATION
At March 31, 2020, the cost of investments for federal tax purposes was $3,794,112,280. The net unrealized depreciation of investments for federal tax purposes was $110,122,489. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,131,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $119,253,562. The amounts presented are inclusive of derivative contracts.
As of September 30, 2019, the Fund had a capital loss carryforward of $16,099,841 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$5,790,620	$10,309,221	$16,099,841
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the Adviser voluntarily waived $999,297 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2020, the Adviser reimbursed $59,007.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. Prior to December 1, 2019, the Plan provided that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Effective December 1, 2019, the fee was eliminated.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$163,495	$—
Service Shares	15,855	(3,171)
TOTAL	$179,350	$(3,171)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2020, FSC retained $122,463 fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2020, FSC did not retain any sales charges from the sale of Class A Shares. Effective December 1, 2019, the maximum 2% sales charge imposed on Class A Shares was eliminated.
Other Service Fees
For the six months ended March 31, 2020, FSSC received $2,819 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.91%, 0.36%, 0.81% and 0.35%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2020, were as follows:
Purchases	$1,105,973,935
Sales	$959,361,465
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC
Semi-Annual Shareholder Report

if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2020, the Fund had no outstanding loans. During the six months ended March 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2020, there were no outstanding loans. During the six months ended March 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Funds' investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$975.70	$3.06[2]
Institutional Shares	$1,000	$978.20	$1.78
Service Shares	$1,000	$977.10	$3.11[3]
Class R6 Shares	$1,000	$978.30	$1.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.90	$3.13[2]
Institutional Shares	$1,000	$1,023.20	$1.82
Service Shares	$1,000	$1,021.90	$3.18[3]
Class R6 Shares	$1,000	$1,023.30	$1.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.36%
Service Shares	0.63%
Class R6 Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.51% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.52 and $2.58, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.33, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Semi-Annual Shareholder Report

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its
Semi-Annual Shareholder Report

receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared
Semi-Annual Shareholder Report

with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2020